Loans receivable, net (Tables)	12 Months Ended
Jun. 30, 2026
Loans receivable, net
Schedule of accounts notes loans and financing receivables

		Interest rate / Effective		June 30,	June 30,
Third party	Maturity	yield	Collateral/Guarantee	2026	2025
A	January 5, 2026 (Extended to January 5, 2027 on January 5, 2026) (1)	10.00%	None	$499,934	$499,934
A	April 30, 2026 (Extended to April 30, 2027 on April 30, 2026)(1)	10.00%	None	1,600,000	1,600,000
PTMMS	Monthly net settlement amounts through the fifth anniversary of billing commencement date(2)	12.93%	Company retains legal title to AI servers; no third-party guarantee	11,525,929	—
Loans receivable from third parties				13,625,863	2,099,934
Allowance for credit losses				(209,993)	(209,993)
Loans receivable, net				$13,415,870	$1,889,941
Less: non-current				(10,791,469)	—
Total current				$2,624,401	$1,889,941

Schedule of movements of allowance for credit losses

	For the year ended	For the year ended	For the year ended
	June 30,	June 30,	June 30,
	2026	2025	2024
Beginning balance	$209,993	$275,500	$—
(Recovery) addition	—	(65,507)	275,500
Ending balance	$209,993	$209,993	$275,500